Related Parties Balances and Transactions (Details) - Schedule of due from related parties - CNY (¥) ¥ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Short-Term Debt [Line Items]
Due from related parties		¥ 1,422	¥ 6,990
Philectronics [Member]
Short-Term Debt [Line Items]
Due from related parties		486	513
Mr. Bao [Member]
Short-Term Debt [Line Items]
Due from related parties		47	48
Grandsky Phoenix Limited [Member]
Short-Term Debt [Line Items]
Due from related parties		889
Mr. He [Member]
Short-Term Debt [Line Items]
Due from related parties	[1]		¥ 6,429

[1]	On April 19, 2019, UTime SZ approved a board resolution and also approved a shareholder resolution in August 2019, both of which agreed Mr. He, the controlling shareholder of HMercury Capital Limited, to invest in UTime SZ’s equity interest of RMB21.4 million of which RMB15 million was received during the year ended March 31, 2020. As of March 31, 2021, the amount due from Mr. He was RMB6.4 million. On July 19, 2021, Mr. He fully repaid the RMB6.4 million.